Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
The following represents a summary of the pre-tax gain recognized by transaction component, as well as the related classification within the Financial Statements:

	Years Ended December 31,
	2018	2017	2016
Novations, resulting in recognized gains (a)	—	—	1.8
Loss on retroactive reinsurance component, before realized gains (b)	—	—	(1.0)
Net gain prior to realized gains on transferred securities supporting reinsurance component (c)	—	—	0.8
Realized gains on transferred supporting retroactive component	—	—	5.3
Amortization of deferred gains (d)	0.5	2.8	26.4
Total	$0.5	$2.8	$32.5

(a) Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.
(b) Reinsurance of existing claims liabilities requires retroactive accounting necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the retroactive losses. The Company was required to classify the realized gains as part of net realized gains on investments, within the statements of operation.
(c) Amount classified within underwriting, general and administrative expenses in the statement of operations.
(d) Amounts classified as amortization of deferred gains and gains on disposal of businesses within the statements of operations.